Related Party Transactions - Medalist Fund Manager Inc (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Repayments of Related Party Debt	$ 2,177,538	$ 2,177,538
Medalist Fund Manager, Inc.
Related Party Transaction [Line Items]
Repayments of Related Party Debt		1,074,227	$ 593,881
Proceeds from Related Party Debt		18,606	0
Medalist Fund Manager, Inc. | Accounts Payable and Accrued Liabilities
Amounts payable to Manager
Funds advanced ? syndication, legal and other costs		0	239,940
Asset management fees accrued		17,755	0
Acquisition fees accrued		0	275,560
Asset management fees | Medalist Fund Manager, Inc.
Related Party Transaction [Line Items]
Repayments of Related Party Debt		305,193	83,881
Acquisition fees earned in 2017 | Medalist Fund Manager, Inc.
Related Party Transaction [Line Items]
Repayments of Related Party Debt		275,560	510,000
Acquisition fees earned in 2018 | Medalist Fund Manager, Inc.
Related Party Transaction [Line Items]
Repayments of Related Party Debt		252,451	0
Repayment of funds advanced | Medalist Fund Manager, Inc.
Related Party Transaction [Line Items]
Repayments of Related Party Debt		$ 241,023	$ 0